Note 13 - Subsequent Events (Details Textual) - Subsequent Event [Member] - Banner Midstream Corp. [Member]	Aug. 23, 2022 shares
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable, Shares (in shares)	51,987,832
Wolf Energy [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%